Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Reclassification out of Accumulated Other Comprehensive Income

	2017	2016	2015

Reclassifications from accumulated other comprehensive income (loss)
Unrealized gains on available-for-sale
securities included in net realized investment gains	$ -	$ -	$ 15

Total reclassifications from accumulated
other comprehensive income (loss)	-	-	15
Tax expense	-	-	5

Net reclassification from accumulated
other comprehensive income (loss)	$ -	$ -	$ 10